UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund –
.
PAIHX Global High Income Bond
Fund–
.
Advisor  Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
HIGHLIGHTS
The Global High Income Bond Fund posted a loss during our reporting period and, on a net basis, underperformed its benchmark, the ICE BofA Global High
Yield Index Hedged to USD, and the Lipper peer group average.
The past year was an extremely challenging performance environment for risk assets, particularly global high yield bond portfolios with significant exposure to
non-U.S. issuers.
We sought to take advantage of dollar discounts among high yield bonds, funding those purchases with a tactical reduction in the portfolio’s bank loan allocation.
Although issuers in our market face a challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global High Income Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Global High Income Bond Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global High Income Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global High Income Bond Fund returned -11.83%, net of fees, in the 12 months ended December 31, 2022, underperforming its benchmark, the ICE
BofA Global High Yield Index Hedged to USD, and the Lipper peer group average. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
The past year was an
extremely challenging
performance environment
for risk assets. Several
factors outside the U.S.,
particularly in the developing
world—Russia’s invasion
of Ukraine and turmoil in
China’s property market—
contributed to the unsettled
backdrop. In Europe, the
shift in central bank policy
from quantitative easing to
quantitative tightening meaningfully reduced the liquidity of capital markets overall. These considerations were especially impactful for global high yield bond portfolios with significant exposure to non-U.S. issuers.
Most of the interest rate sensitivity in the high yield asset class is concentrated in the BB rating tier, where we maintained a significant underweight compared with the benchmark to mitigate interest rate risk. We supplemented this lower relative weight with an off-benchmark allocation to bank loans (also known as leveraged loans), which have floating rate coupons and therefore are essentially a zero-duration asset class. (Duration is a measure of a bond’s or bond fund’s interest rate sensitivity.) Over the past year, the portfolio’s allocation to bank loans—approximately 11% throughout most of the period—was a top contributor to relative performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Global High Income Bond
Fund –
.
3.72% -11.83%
Global High Income Bond
Fund–
.
Advisor  Class 3.48 -12.11
Global High Income Bond
Fund–
.
I  Class 3.66 -11.81
ICE BofA Global High Yield
Index Hedged to USD 4.22 -11.30
Lipper Global High Yield
Funds Average 2.87 -11.06

T. ROWE PRICE Global High Income Bond Fund

Our portfolio
construction decisions
that emphasize downside
risk management were
another important driver
of relative performance.
The investment team’s
bottom-up fundamental
research enabled us to
avoid exposure to several
troubled credits that traded
significantly lower during
the period. Furthermore,
a disproportionately large
number of the portfolio’s
relative performance drivers
were unowned names that
weighed on the index’s
returns. Notable examples
of issuers we avoided that
experienced weakness include
pharmaceutical and medical
device company Bausch
Health, telecommunications
company VEON (formerly
known as VimpleCom) that
has its primary operations in
Russia, and online used car
retailer Carvana. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our decision to avoid Bausch Health—a name many high yield portfolios own because of its significant presence in the benchmark—speaks to the fund’s truly global opportunity set. This greatly increases the number of issuers in which we can invest, and it is an important differentiator between our portfolio and other high yield bond funds.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
*Short-term holdings are not rated.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
6/30/22 12/31/22
BBB/BB Rated and Above 6.5% 4.0%
BB Rated 23.4  23.2
BB/B Rated 10.3  16.4
B Rated 43.0  36.6
B/CCC Rated 2.8  3.4
CCC Rated and Below 13.5  10.9
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Equities 0.2  0.3
Not Rated 2.8  2.6
Short-Term Holdings* -2.5  2.6

T. ROWE PRICE Global High Income Bond Fund

In Europe, House of Finance, a provider of human resources (HR) solutions focused on engineering and consulting, and Golden Goose, a maker of high-
end fashion footwear, were top contributors. House of Finance has leading positions in niche, in-demand HR solutions for engineering and consulting as well as other specialized staffing markets in Western Europe, which are higher margin than general staffing. The company generates strong free cash flow while having limited capital expenditure and working capital requirements.
Golden Goose is a small and young luxury goods brand that is enjoying a positive tailwind from growth in casualwear. It also has momentum with fashion-conscious consumers due to its well-differentiated product that is not yet considered mainstream.
Credit selection in the building and real estate segment was the most notable relative performance detractor due to turmoil in China’s property market.
Even though we limited the portfolio’s exposure to higher-quality issuers
Shimao, Country Garden, and Times China, the sector’s impairment rate was considerably higher than we initially recognized. The bonds traded lower as four distressed exchanges in China’s property market in early 2022 dampened investor sentiment. Although selling our holdings was challenging due to market dislocations and a lack of liquidity, we completely exited Chinese property names during the third quarter. Several issuers within the space subsequently rebounded, however, which was a further drag on relative results.
Specifically, the performance of property developers improved as Chinese authorities began to ease the country’s zero-COVID policies. Additionally,
China’s securities market regulator outlined policies intended to help the beleaguered property sector.
In terms of the overall performance impact from the portfolio’s emerging markets exposure, our zero weight in Russia and modest allocation to Ukraine throughout the year added relative value and largely offset the detraction from our holdings in China. This underscores the potential value add from our risk management framework for position sizes in the portfolio.
Over the past year, macro influences—most notably inflationary pressure and strong labor markets—had an outsized influence on the performance of many below investment-grade issuers. For example, higher labor costs for hiring nurses and technicians hurt the performance of for-profit hospital system
Community Health Systems (CYH). However, CYH remains a high-conviction holding that continues to generate positive free cash flow; the company has no maturities until 2026, and management is committed to further reducing leverage. Leading UK homebuilder Castle UK experienced weakness as higher interest rates and mortgage costs discouraged many potential homebuyers, while inflationary pressure raised the prices of building materials.

T. ROWE PRICE Global High Income Bond Fund

The portfolio’s positioning in the cable operators segment—where we remain constructive due to the industry’s solid fundamentals and strong free cash flow profile—was a drag on relative performance, partly due to wireless telecommunications services provider Altice France. Cable operators have some of the largest capital structures in the European high yield market, which makes them a reliable source of funding in a somewhat liquidity-challenged environment. This dynamic rather than credit-specific issues largely drove the underperformance of Altice France and other European cable names over the past year.
The portfolio maintains allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.
How is the fund positioned?
Leveraged loans significantly outperformed high yield bonds over the past year. However, as we began seeing compelling value in bonds, we sought to take advantage of dollar discounts, funding those purchases with a tactical reduction in the portfolio’s bank loan allocation. In 2022, we pared the portfolio’s loan exposure by roughly 230 basis points (100 basis points equal
1.00%). Furthermore, to reduce the portfolio’s overall risk profile, we allowed a natural reduction in our allocations to the CCC rating tier and not rated bonds through a combination of upgrades, not participating in refinancing transactions, and targeted sales.
From a regional standpoint, we augmented the portfolio’s allocation to Europe.
Despite some liquidity challenges in the European high yield market, we endeavored to take advantage of what we believed to be some compelling buying opportunities in higher-quality credits as several excellent companies were trading at attractive discounts.
We maintained a higher-quality bias in our risk-adjusted allocation to emerging markets. The portfolio was zero weight in Russia at the start of 2022.
We maintained that positioning throughout the year and largely exited our investments in China and Ukraine. At year-end, the majority of the portfolio’s emerging markets holdings consisted of Latin American issuers.
What is portfolio management’s outlook?
Although higher interest rates and concerns about the possibility of recession have created a more challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid. Most companies in our market used the post-COVID abundance of

T. ROWE PRICE Global High Income Bond Fund

liquidity to shore up their balance sheets, extend maturities, and solidify cash positions. Another important aspect of the asset class’s fundamental strength is that high yield issuers are facing limited maturities or required refinancings in 2023.
Nevertheless, tighter monetary policy, higher interest rates, and a lack of central bank stimulus have led to mounting economic pressures that remain important considerations. Inflation is impacting companies’ profitability, and higher interest costs will likely be onerous for some below investment-grade issuers, particularly those with large floating rate debt obligations. While we do anticipate an increase in the market’s default rate from what has essentially been 0%, we expect it to remain below its mid-single-digit long-term average in the year ahead despite the challenging macro environment.
Signs have started to emerge that inflation may be cooling, and the Federal
Reserve could be approaching the end of its tightening cycle. But interest rate volatility is expected to persist, which enhances the value of the high yield asset class’s short duration profile. High yield bonds are typically redeemed prior to maturity. Therefore, we believe that the index’s current low dollar prices have resulted in spreads and yields that somewhat understate the asset class’s true return potential.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global High Income Bond Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered to be speculative investments. Bank loans may at times become difficult to value and highly illiquid; they are subject to credit risk such as nonpayment of principal or interest, and risks of bankruptcy and insolvency.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD-
PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES

T. ROWE PRICE Global High Income Bond Fund

AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED
ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.
ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE LIBOR.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
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OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
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Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates,
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BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global High Income Bond Fund

the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global High Income Bond Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
12/31/22
Petroleos Mexicanos 3.3%
Ford Motor 1.6
AES Corp 1.2
BBVA Bancomer 1.2
EG Group 1.2
Teva Pharmaceutical 1.2
Charter Communications 1.1
Ecopetrol SA 1.0
Globo Comunicacao 1.0
Altice France Holding SA 1.0
Asurion 0.9
Altice International Sarl 0.9
AssuredPartners 0.9
Axian Telecom 0.9
Crescent Energy 0.9
Agrosuper SA 0.9
Pacific Gas & Electric 0.9
VMED O2 UK Financing 0.9
Rivian Automotive 0.9
Golden Goose SpA 0.9
Liberty Latin America 0.9
Clear Channel Worldwide 0.9
Vermilion Energy 0.9
Hilcorp Energy 0.9
Banco Davivienda SA 0.9
Total 27.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Global High Income Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL HIGH INCOME BOND FUND
* Since 1/31/2015
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Global High Income Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years
Since
Inception
Inception
Date
Global High Income Bond Fund –
.
-11.83% 1.56% 3.80% 1/22/15
Global High Income Bond Fund–
.
Advisor  Class -12.11 1.32 3.59 1/22/15
Global High Income Bond Fund–
.
I  Class -11.81 1.71 3.99 8/28/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
0.03
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global High Income Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global High Income Bond Fund 0.87%
Global High Income Bond Fund–Advisor Class 1.22
Global High Income Bond Fund–I Class 0.70
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global High Income Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL HIGH INCOME BOND FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,037.20 $3.85
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
Advisor Class
Actual   1,000.00   1,034.80   4.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.37   4.89
I Class
Actual   1,000.00   1,036.60   3.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.13   3.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%,
the
2
Advisor Class was 0.96%, and the
3
I Class was 0.61%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.94 $ 10.17 $ 10.17 $ 9.45 $ 10.32
Investment activities
Net investment income
(1)(2)
0.48 0.47 0.54 0.56 0.58
Net realized and unrealized gain/
loss (1.64) (0.16) 0.01
(3)
0.77 (0.75)
Total from investment activities (1.16) 0.31 0.55 1.33 (0.17)
Distributions
Net investment income (0.49) (0.46) (0.55) (0.56) (0.59)
Net realized gain (0.32) (0.08) — (0.05) (0.11)
Total distributions (0.81) (0.54) (0.55) (0.61) (0.70)
NET ASSET VALUE
End of period $ 7.97 $ 9.94 $ 10.17 $ 10.17 $ 9.45

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(11.83)% 3.05% 5.86% 14.35% (1.79)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.96% 0.90% 0.94% 0.96% 1.05%
Net expenses after waivers/
payments by Price Associates 0.75% 0.78% 0.79% 0.79% 0.79%
Net investment income 5.46% 4.61% 5.62% 5.65% 5.79%
Portfolio turnover rate 45.2% 63.2% 81.8% 70.1% 87.0%
Net assets, end of period (in
thousands) $56,170 $122,550 $116,743 $116,127 $76,457
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.95 $ 10.18 $ 10.18 $ 9.45 $ 10.33
Investment activities
Net investment income
(1)(2)
0.46 0.45 0.52 0.54 0.55
Net realized and unrealized gain/
loss (1.65) (0.16) 0.01
(3)
0.78 (0.75)
Total from investment activities (1.19) 0.29 0.53 1.32 (0.20)
Distributions
Net investment income (0.47) (0.44) (0.53) (0.54) (0.57)
Net realized gain (0.32) (0.08) — (0.05) (0.11)
Total distributions (0.79) (0.52) (0.53) (0.59) (0.68)
NET ASSET VALUE
End of period $ 7.97 $ 9.95 $ 10.18 $ 10.18 $ 9.45

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(12.11)% 2.84% 5.64% 14.23% (2.09)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.25% 1.24% 1.25% 1.36% 1.42%
Net expenses after waivers/
payments by Price Associates 0.96% 0.99% 1.00% 1.00% 1.00%
Net investment income 5.26% 4.41% 5.42% 5.46% 5.54%
Portfolio turnover rate 45.2% 63.2% 81.8% 70.1% 87.0%
Net assets, end of period (in
thousands) $331 $614 $831 $945 $965
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.94 $ 10.16 $ 10.16 $ 9.44 $ 10.31
Investment activities
Net investment income
(1)(2)
0.50 0.48 0.55 0.58 0.59
Net realized and unrealized gain/
loss (1.66) (0.14) 0.01
(3)
0.77 (0.75)
Total from investment activities (1.16) 0.34 0.56 1.35 (0.16)
Distributions
Net investment income (0.50) (0.48) (0.56) (0.58) (0.60)
Net realized gain (0.32) (0.08) — (0.05) (0.11)
Total distributions (0.82) (0.56) (0.56) (0.63) (0.71)
NET ASSET VALUE
End of period $ 7.96 $ 9.94 $ 10.16 $ 10.16 $ 9.44

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(11.81)% 3.32% 6.02% 14.54% (1.64)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.72% 0.77% 0.82% 0.91%
Net expenses after waivers/
payments by Price Associates 0.61% 0.62% 0.64% 0.64% 0.64%
Net investment income 5.72% 4.74% 5.74% 5.82% 5.94%
Portfolio turnover rate 45.2% 63.2% 81.8% 70.1% 87.0%
Net assets, end of period (in
thousands) $203,565 $167,274 $87,283 $42,938 $19,630
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 1.6%
Corporate Bonds 1.6%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 1,315,000 1,104
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  365,000 306
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (1) 1,190,000 1,017
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,811
Total Brazil (Cost
$4,909
)
4,238
CANADA 1.0%
Corporate Bonds 1.0%
TransAlta, 7.75%, 11/15/29 (USD)  485,000 496
Vermilion Energy, 6.875%, 5/1/30 (USD)  (1) 2,420,000 2,211
Total Canada (Cost
$2,892
)
2,707
CHILE 2.7%
Corporate Bonds 2.7%
AES Andes, VR, 6.35%, 10/7/79 (USD)  (2) 720,000 665
AES Andes, VR, 7.125%, 3/26/79 (USD)  (2) 1,425,000 1,358
Agrosuper, 4.60%, 1/20/32 (USD)  (1) 2,040,000 1,811
Agrosuper, 4.60%, 1/20/32 (USD)  485,000 430
Kenbourne Invest, 4.70%, 1/22/28 (USD)  449,000 351
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  (1) 1,030,000 989
VTR Comunicaciones, 4.375%, 4/15/29 (USD)  (1) 2,365,000 1,389
Total Chile (Cost
$8,351
)
6,993
CHINA 0.9%
Convertible Bonds 0.5%
Vnet Group, Zero Coupon, 2/1/26 (USD)  1,781,000 1,474
1,474
Corporate Bonds 0.4%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,115,000 991
991
Total China (Cost
$2,558
)
2,465

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 2.5%
Corporate Bonds 2.5%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 1,880,000 1,477
Banco Davivienda, VR, 6.65% (USD)  (1)(2)(3) 1,950,000 1,506
Banco Davivienda, VR, 6.65% (USD)  (2)(3) 890,000 688
Ecopetrol, 4.625%, 11/2/31 (USD)  2,730,000 2,091
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 611
Total Colombia (Cost
$7,864
)
6,373
FRANCE 3.7%
Corporate Bonds 3.7%
Altice France, 4.25%, 10/15/29  (1) 885,000 707
Altice France Holding, 4.00%, 2/15/28  3,550,000 2,427
CAB, 3.375%, 2/1/28  (1) 680,000 584
CAB, 3.375%, 2/1/28  860,000 738
Chrome Bidco SASU, 3.50%, 5/31/28  (1) 850,000 765
Chrome Holdco SASU, 5.00%, 5/31/29  (1) 930,000 768
IPD 3, 5.50%, 12/1/25  (1) 685,000 692
Laboratoire Eimer Selas, 5.00%, 2/1/29  (1) 280,000 229
Laboratoire Eimer Selas, 5.00%, 2/1/29  300,000 245
Loxam, 3.75%, 7/15/26  2,000,000 1,924
UBS, 5.125%  (1)(3) 620,000 613
Total France (Cost
$12,725
)
9,692
GERMANY 1.7%
Corporate Bonds 1.7%
Gruenenthal, 3.625%, 11/15/26  (1) 410,000 400
Gruenenthal, 3.625%, 11/15/26  1,560,000 1,523
Gruenenthal, 4.125%, 5/15/28  (1) 210,000 202
TK Elevator Holdco, 6.625%, 7/15/28  (1) 724,500 638
TK Elevator Midco, 4.375%, 7/15/27  (1) 405,000 384
TUI Cruises, 6.50%, 5/15/26  (1) 1,359,000 1,204
Total Germany (Cost
$5,173
)
4,351
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.125%, 4/4/26 (USD)  (1) 1,485,000 1,268
Kosmos Energy, 7.75%, 5/1/27 (USD)  (1) 740,000 619
Total Ghana (Cost
$2,223
)
1,887

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 0.6%
Corporate Bonds 0.6%
CT Trust, 5.125%, 2/3/32 (USD)  (1) 1,210,000 1,064
CT Trust, 5.125%, 2/3/32 (USD)  500,000 440
Total Guatemala (Cost
$1,669
)
1,504
INDIA 1.3%
Corporate Bonds 1.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,065,000 2,018
Greenko Power II, 4.30%, 12/13/28 (USD)  1,671,250 1,404
Total India (Cost
$3,373
)
3,422
ISRAEL 1.1%
Corporate Bonds 1.1%
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 369
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 645
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)  530,000 541
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  950,000 997
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  425,000 414
Total Israel (Cost
$3,410
)
2,966
ITALY 3.4%
Corporate Bonds 3.4%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 6.637%,
5/14/27  (1) 725,000 714
Golden Goose, FRN, 3M EURIBOR + 4.875%, 6.637%, 5/14/27  1,575,000 1,550
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  (1) 905,000 792
Inter Media & Communication, 6.75%, 2/9/27  (1) 1,675,000 1,690
Inter Media & Communication, 6.75%, 2/9/27  525,000 530
Nexi, 2.125%, 4/30/29  2,160,000 1,865
Verde Bidco, 4.625%, 10/1/26  (1) 840,000 765
Verde Bidco, 4.625%, 10/1/26  900,000 820
Total Italy (Cost
$10,061
)
8,726

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 1.7%
Corporate Bonds 1.7%
Albion Financing 1, 6.125%, 10/15/26 (USD)  (1) 2,410,000 2,139
Altice Finco, 4.75%, 1/15/28  2,875,000 2,285
Total Luxembourg (Cost
$5,330
)
4,424
MACAO 0.3%
Corporate Bonds 0.3%
Studio City Finance, 5.00%, 1/15/29 (USD)  (1) 945,000 699
Total Macao (Cost
$952
)
699
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 2,110,000 1,857
Axian Telecom, 7.375%, 2/16/27 (USD)  470,000 413
Total Mauritius (Cost
$2,570
)
2,270
MEXICO 5.0%
Corporate Bonds 5.0%
Banco Mercantil del Norte, VR, 8.375% (USD)  (2)(3) 1,675,000 1,663
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (2) 680,000 612
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (2) 2,585,000 2,392
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 574
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,263
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,360
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,530,000 2,260
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 1,864
Total Mexico (Cost
$15,016
)
12,988
NETHERLANDS 2.2%
Corporate Bonds 2.2%
Compact Bidco, 5.75%, 5/1/26  1,150,000 829
LeasePlan, VR, 7.375%  (2)(3) 1,520,000 1,611
Promontoria Holding 264, 6.375%, 3/1/27  (1) 1,050,000 1,046
Trivium Packaging Finance, 3.75%, 8/15/26  (1) 130,000 126
Trivium Packaging Finance, 8.50%, 8/15/27 (USD)  (1) 200,000 184
UPCB Finance VII, 3.625%, 6/15/29  595,000 562
Villa Dutch Bidco, 9.00%, 11/3/29  (1) 430,000 432
Ziggo Bond, 3.375%, 2/28/30  (1) 710,000 545

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ziggo Bond, 3.375%, 2/28/30  400,000 307
Total Netherlands (Cost
$6,844
)
5,642
OMAN 0.7%
Corporate Bonds 0.7%
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,010,000 1,934
Total Oman (Cost
$1,984
)
1,934
PANAMA 1.6%
Corporate Bonds 1.6%
Banco General, VR, 5.25% (USD)  (1)(2)(3) 2,535,000 2,101
C&W Senior Financing, 6.875%, 9/15/27 (USD)  (1) 2,300,000 2,144
Total Panama (Cost
$4,960
)
4,245
PERU 0.3%
Corporate Bonds 0.3%
Minsur, 4.50%, 10/28/31 (USD)  (1) 930,000 809
Total Peru (Cost
$913
)
809
ROMANIA 0.6%
Corporate Bonds 0.6%
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 781
RCS & RDS, 3.25%, 2/5/28 (EUR)  (1) 800,000 684
Total Romania (Cost
$1,580
)
1,465
SERBIA 0.8%
Corporate Bonds 0.8%
United Group, 3.625%, 2/15/28 (EUR)  (1) 575,000 448
United Group, 3.625%, 2/15/28 (EUR)  1,975,000 1,537
Total Serbia (Cost
$2,922
)
1,985
SOUTH AFRICA 0.7%
Corporate Bonds 0.7%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  (1) 680,000 628
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  1,340,000 1,237
Total South Africa (Cost
$2,038
)
1,865

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 1.2%
Corporate Bonds 1.2%
Cirsa Finance International, 4.50%, 3/15/27  1,150,000 1,056
Cirsa Finance International, 10.375%, 11/30/27  (1) 350,000 382
ContourGlobal Power Holdings, 3.125%, 1/1/28  (1) 320,000 280
Kaixo Bondco Telecom, 5.125%, 9/30/29  (1) 325,000 295
Lorca Telecom Bondco, 4.00%, 9/18/27  (1) 1,250,000 1,195
Total Spain (Cost
$3,893
)
3,208
SWEDEN 0.8%
Corporate Bonds 0.8%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,672
Verisure Holding, 9.25%, 10/15/27 (EUR)  (1) 310,000 346
Total Sweden (Cost
$1,967
)
2,018
TANZANIA 0.7%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 150
150
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD)  (1) 1,225,000 1,139
HTA Group, 7.00%, 12/18/25 (USD)  465,000 433
1,572
Total Tanzania (Cost
$1,885
)
1,722
TURKEY 0.4%
Corporate Bonds 0.4%
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  1,155,000 1,093
Total Turkey (Cost
$1,047
)
1,093
UNITED ARAB EMIRATES 0.7%
Corporate Bonds 0.7%
MAF Global Securities, VR, 6.375% (USD)  (2)(3) 1,900,000 1,829
Total United Arab Emirates (Cost
$2,032
)
1,829

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 8.1%
Corporate Bonds 8.1%
Bellis Acquisition, 3.25%, 2/16/26  (1) 720,000 705
Bellis Acquisition, 3.25%, 2/16/26  150,000 147
Bellis Finco, 4.00%, 2/16/27  (1) 365,000 321
Bellis Finco, 4.00%, 2/16/27  350,000 307
Castle U.K. Finco, FRN, 3M EURIBOR + 5.25%, 7.422%, 5/15/28
(EUR)  (1) 1,275,000 1,006
Clear Channel International, 6.625%, 8/1/25 (USD)  (1) 705,000 670
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,196
Deuce Finco, 5.50%, 6/15/27  (1) 1,185,000 1,140
eG Global Finance, 4.375%, 2/7/25 (EUR)  (1) 445,000 412
eG Global Finance, 4.375%, 2/7/25 (EUR)  2,800,000 2,591
Iceland Bondco, 4.625%, 3/15/25  700,000 699
Jaguar Land Rover Automotive, 4.50%, 1/15/26 (EUR)  680,000 624
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR)  (1) 740,000 599
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,012
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,450,000 1,334
Merlin Entertainments, 5.75%, 6/15/26 (USD)  (1) 400,000 374
Nomad Foods Bondco, 2.50%, 6/24/28 (EUR)  1,500,000 1,350
Pinewood Finance, 3.625%, 11/15/27  (1) 1,465,000 1,558
RAC Bond, 5.25%, 11/4/27  (1) 1,690,000 1,605
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  300,000 293
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR)  (1) 485,000 412
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (1) 1,200,000 1,104
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 727
Total United Kingdom (Cost
$27,660
)
21,186
UNITED STATES 48.0%
Bank Loans 9.1% (4)
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.134%,
12/10/29  2,100,000 1,793
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.823%, 2/12/27  438,371 425
AssuredPartners, FRN, 1M TSFR + 4.25%, 8.573%, 2/12/27  239,400 238
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.384%, 11/3/24  821,002 796
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.634%, 1/31/28  785,424 609
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.634%, 1/20/29  1,335,000 1,032
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 7.349%,
2/15/29  (5) 1,075,383 968
Azalea Topco, FRN, 1M TSFR + 3.75%, 8.173%, 7/24/26  794,000 727
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 8.134%, 7/24/26  645,175 592
CCI Buyer, FRN, 3M TSFR + 4.00%, 8.58%, 12/17/27  1,501,539 1,431
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 10.938%, 6/4/29  550,000 385

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 11.384%,
10/1/29  (6) 550,000 462
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
11.23%, 5/21/29  380,000 343
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
10.73%, 5/21/29  1,937,726 1,763
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 8.73%,
10/1/27  1,002,105 938
HUB International, FRN, 1M TSFR + 4.00%, 8.22%, 11/10/29  415,000 410
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 10.634%,
7/7/25  1,008,800 952
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 8.884%,
11/3/27  247,089 98
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 7.634%,
10/23/28  85,210 81
Naked Juice, FRN, 1M TSFR + 6.00%, 10.68%, 1/20/30  875,000 688
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 10.634%, 11/5/29  790,000 729
Peraton, FRN, 1M USD LIBOR + 3.75%, 8.134%, 2/1/28  530,537 517
Peraton, FRN, 1M USD LIBOR + 7.75%, 12.089%, 2/1/29  364,053 345
PG&E, FRN, 1M USD LIBOR + 3.00%, 7.438%, 6/23/25  563,326 558
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 10.884%,
11/15/29  1,550,000 1,457
RealPage, FRN, 1M USD LIBOR + 6.50%, 10.884%, 4/23/29  725,000 694
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 7.884%,
2/5/27  757,052 725
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 11.884%,
2/4/28  730,000 659
UKG, FRN, 1M USD LIBOR + 3.25%, 6.998%, 5/4/26  1,637,619 1,556
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 8.104%,
12/21/27  530,550 498
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 11.604%,
12/21/28  1,225,000 1,103
23,572
Convertible Preferred Stocks 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23  (1) 569 652
652
Corporate Bonds 38.2%
AdaptHealth, 5.125%, 3/1/30  (1) 1,790,000 1,539
Advanced Drainage Systems, 6.375%, 6/15/30  (1) 510,000 494
Advantage Sales & Marketing, 6.50%, 11/15/28  (1) 1,060,000 798
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (1) 965,000 970
Alliant Holdings Intermediate, 5.875%, 11/1/29  (1) 1,125,000 923
Alliant Holdings Intermediate, 6.75%, 10/15/27  (1) 830,000 746
American Airlines, 5.50%, 4/20/26  (1) 1,075,000 1,032
American Airlines, 5.75%, 4/20/29  (1) 695,000 635

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
American Finance Trust, 4.50%, 9/30/28  (1) 1,280,000 957
Avient, 7.125%, 8/1/30  (1) 613,000 601
Calpine, 5.00%, 2/1/31  (1) 875,000 735
Carnival, 7.625%, 3/1/26 (EUR)  (1) 1,200,000 1,028
Carnival, 7.625%, 3/1/26 (EUR)  365,000 313
Carpenter Technology, 7.625%, 3/15/30  2,130,000 2,125
Catalent Pharma Solutions, 2.375%, 3/1/28 (EUR)  1,415,000 1,225
Catalent Pharma Solutions, 5.00%, 7/15/27  (1) 490,000 459
CCO Holdings, 4.50%, 8/15/30  (1) 1,525,000 1,258
CCO Holdings, 6.375%, 9/1/29  (1) 1,655,000 1,543
CEC Entertainment, 6.75%, 5/1/26  (1) 1,590,000 1,475
Central Parent, 7.25%, 6/15/29  (1) 2,270,000 2,210
Cheniere Energy, 4.625%, 10/15/28  1,210,000 1,098
Chesapeake Energy, 6.75%, 4/15/29  (1) 1,580,000 1,533
Chobani, 4.625%, 11/15/28  (1) 1,190,000 1,028
CHS, 5.25%, 5/15/30  (1) 945,000 713
CHS, 6.875%, 4/1/28  (1) 505,000 240
CHS, 6.875%, 4/15/29  (1) 1,850,000 925
Cinemark USA, 5.25%, 7/15/28  (1) 2,095,000 1,556
Citgo Holding, 9.25%, 8/1/24  (1) 800,000 802
CITGO Petroleum, 7.00%, 6/15/25  (1) 750,000 732
Clarivate Science Holdings, 4.875%, 7/1/29  (1) 345,000 292
Clear Channel Outdoor Holdings, 5.125%, 8/15/27  (1) 1,775,000 1,535
CMG Media, 8.875%, 12/15/27  (1) 2,340,000 1,749
Crescent Energy Finance, 7.25%, 5/1/26  (1) 2,390,000 2,271
CSC Holdings, 6.50%, 2/1/29  (1) 690,000 566
CSC Holdings, 7.50%, 4/1/28  (1) 825,000 557
DCP Midstream Operating, VR, 5.85%, 5/21/43  (1)(2) 1,480,000 1,439
DISH DBS, 5.125%, 6/1/29  845,000 541
DISH DBS, 5.75%, 12/1/28  (1) 905,000 719
DISH Network, 11.75%, 11/15/27  (1) 645,000 661
Entegris Escrow, 5.95%, 6/15/30  (1) 1,375,000 1,265
Ferrellgas, 5.875%, 4/1/29  (1) 2,530,000 2,068
Ford Motor, 6.10%, 8/19/32  2,050,000 1,897
Ford Motor, 7.45%, 7/16/31  2,030,000 2,085
Gen Digital, 6.75%, 9/30/27  (1) 860,000 843
Gen Digital, 7.125%, 9/30/30  (1) 710,000 698
Goodyear Tire & Rubber, 5.00%, 7/15/29  645,000 539
Goodyear Tire & Rubber, 5.25%, 7/15/31  500,000 405
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (1) 1,085,000 1,009
GTCR AP Finance, 8.00%, 5/15/27  (1) 1,735,000 1,661
Hecla Mining, 7.25%, 2/15/28  1,405,000 1,382
Hilcorp Energy I, 5.75%, 2/1/29  (1) 255,000 228
Hilcorp Energy I, 6.00%, 4/15/30  (1) 970,000 871
Hilcorp Energy I, 6.00%, 2/1/31  (1) 285,000 242
Hilcorp Energy I, 6.25%, 4/15/32  (1) 975,000 858

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hillenbrand, 3.75%, 3/1/31  770,000 631
HUB International, 5.625%, 12/1/29  (1) 1,500,000 1,312
iHeartCommunications, 4.75%, 1/15/28  (1) 500,000 406
iHeartCommunications, 5.25%, 8/15/27  (1) 790,000 666
iHeartCommunications, 8.375%, 5/1/27  595,000 506
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK)  (1)(7) 680,000 462
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 990,000 822
LCPR Senior Secured Financing, 6.75%, 10/15/27  (1) 1,487,000 1,390
Madison IAQ, 4.125%, 6/30/28  (1) 1,675,000 1,399
Madison IAQ, 5.875%, 6/30/29  (1) 850,000 586
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (1) 1,280,000 1,035
Minerva Merger Sub, 6.50%, 2/15/30  (1) 940,000 696
Navient, 4.875%, 3/15/28  705,000 576
Navient, 5.50%, 3/15/29  400,000 328
Navient, 5.625%, 8/1/33  565,000 403
Navient, 6.75%, 6/15/26  665,000 635
NCL, 5.875%, 2/15/27  (1) 690,000 595
NCL, 7.75%, 2/15/29  (1) 900,000 684
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 1,325,000 1,249
New Albertsons, 7.45%, 8/1/29  4,000 4
Occidental Petroleum, 8.875%, 7/15/30  1,690,000 1,910
Organon, 2.875%, 4/30/28 (EUR)  (1) 205,000 191
Organon, 5.125%, 4/30/31  (1) 745,000 648
PetSmart, 7.75%, 2/15/29  (1) 1,230,000 1,153
PG&E, 5.00%, 7/1/28  1,025,000 938
PG&E, 5.25%, 7/1/30  820,000 746
Presidio Holdings, 8.25%, 2/1/28  (1) 690,000 631
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26  (1) 2,305,000 2,230
Royal Caribbean Cruises, 8.25%, 1/15/29  (1) 805,000 807
Royal Caribbean Cruises, 9.25%, 1/15/29  (1) 315,000 324
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 685,000 683
Service Properties Trust, 4.35%, 10/1/24  1,465,000 1,331
Service Properties Trust, 7.50%, 9/15/25  885,000 841
SRS Distribution, 4.625%, 7/1/28  (1) 605,000 536
SRS Distribution, 6.00%, 12/1/29  (1) 450,000 358
SRS Distribution, 6.125%, 7/1/29  (1) 500,000 404
Stagwell Global, 5.625%, 8/15/29  (1) 1,645,000 1,341
Surgery Center Holdings, 10.00%, 4/15/27  (1) 493,000 498
T-Mobile USA, 3.50%, 4/15/31  730,000 634
Tallgrass Energy Partners, 6.00%, 12/31/30  (1) 325,000 282
Tallgrass Energy Partners, 6.00%, 9/1/31  (1) 915,000 788
Tallgrass Energy Partners, 7.50%, 10/1/25  (1) 695,000 701
Tenet Healthcare, 6.125%, 10/1/28  (1) 1,870,000 1,674
TI Automotive Finance, 3.75%, 4/15/29 (EUR)  (1) 880,000 695

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Townsquare Media, 6.875%, 2/1/26  (1) 2,165,000 1,927
Triton Water Holdings, 6.25%, 4/1/29  (1) 775,000 622
United Airlines, 4.375%, 4/15/26  (1) 720,000 664
United Airlines, 4.625%, 4/15/29  (1) 1,230,000 1,070
Univision Communications, 7.375%, 6/30/30  (1) 1,225,000 1,170
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 495,000 431
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1) 1,015,000 825
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 620,000 525
Vistra, VR, 7.00%  (1)(2)(3) 420,000 385
Vistra, VR, 8.00%  (1)(2)(3) 845,000 809
99,231
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (8)(9) 2,856,203 1,249
1,249
Total United States (Cost
$139,939
)
124,704
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.30%  (10)(11) 7,921,957 7,922
Total Short-Term Investments (Cost $7,922) 7,922
Total Investments in Securities
98.9% of Net Assets
(Cost $296,662) $ 257,332
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$131,777 and represents 50.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at December 31, 2022, was $117 and was valued at $106 (0.0% of net assets).

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Non-income producing
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/31/23 USD 462 EUR 436 $ (5)
Deutsche Bank 1/31/23 USD 50,440 EUR 48,324 (1,405)
Deutsche Bank 1/31/23 USD 13,034 GBP 10,777 (6)
HSBC Bank 1/31/23 GBP 284 USD 341 3
HSBC Bank 1/31/23 USD 1,524 EUR 1,440 (21)
JPMorgan Chase 1/31/23 EUR 2,275 USD 2,398 42
JPMorgan Chase 1/31/23 USD 178 EUR 168 (2)
Morgan Stanley 1/31/23 GBP 33 USD 39 —
Morgan Stanley 1/31/23 USD 1,908 EUR 1,789 (11)
State Street 1/31/23 EUR 71 USD 75 —
State Street 1/31/23 USD 1,688 EUR 1,585 (12)
UBS Investment Bank 1/31/23 GBP 853 USD 1,026 7
UBS Investment Bank 1/31/23 USD 1,953 EUR 1,841 (22)
UBS Investment Bank 1/31/23 USD 518 GBP 420 10
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,422)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 129+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 10,820  ¤   ¤ $ 7,922^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $129 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,922.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $296,662) $ 257,332
Interest receivable 4,170
Restricted cash pledged for bilateral derivatives 1,150
Receivable for investment securities sold 713
Foreign currency (cost $80) 80
Unrealized gain on forward currency exchange contracts 62
Receivable for shares sold 20
Due from affiliates 3
Other assets 55
Total assets 263,585
Liabilities
Unrealized loss on forward currency exchange contracts 1,484
Payable for shares redeemed 1,357
Investment management fees payable 125
Other liabilities 553
Total liabilities 3,519
NET ASSETS $ 260,066

T. ROWE PRICE Global High Income Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (71,609)
Paid-in capital applicable to 32,658,411 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 331,675
NET ASSETS $ 260,066
NET ASSET VALUE PER SHARE
Investor Class
($56,170,503 / 7,049,544 shares outstanding) $ 7.97
Advisor Class
($330,815 / 41,492 shares outstanding) $ 7.97
I Class
($203,564,986 / 25,567,375 shares outstanding) $ 7.96

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest $ 17,547
Dividend 204
Total income 17,751
Expenses
Investment management 1,566
Shareholder servicing
Investor Class $ 185
Advisor Class 1
I Class 18 204
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 15
I Class 4 19
Custody and accounting 217
Registration 73
Legal and audit 39
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (327)
Total expenses 1,809
Net investment income 15,942

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (24,096)
Swaps (106)
Forward currency exchange contracts 7,652
Foreign currency transactions (146)
Net realized loss (16,696)
Change in net unrealized gain / loss
Securities (37,399)
Swaps (4)
Forward currency exchange contracts (873)
Other assets and liabilities denominated in foreign currencies 42
Change in net unrealized gain / loss (38,234)
Net realized and unrealized gain / loss (54,930)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (38,988)

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,942 $ 11,689
Net realized gain (loss) (16,696) 10,014
Change in net unrealized gain / loss (38,234) (14,529)
Increase (decrease) in net assets from operations (38,988) 7,174
Distributions to shareholders
Net earnings
Investor Class (5,989) (6,559)
Advisor Class (36) (37)
I Class (19,962) (7,153)
Decrease in net assets from distributions (25,987) (13,749)
Capital share transactions
*
Shares sold
Investor Class 34,607 50,553
Advisor Class – 5
I Class 165,150 115,132
Distributions reinvested
Investor Class 5,406 5,650
Advisor Class 36 37
I Class 16,795 6,762
Shares redeemed
Investor Class (89,946) (47,445)
Advisor Class (221) (246)
I Class (97,224) (38,292)
Increase in net assets from capital share transactions 34,603 92,156

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (30,372) 85,581
Beginning of period 290,438 204,857
End of period $ 260,066 $ 290,438
*Share information (000s)
Shares sold
Investor Class 4,028 4,962
I Class 18,047 11,361
Distributions reinvested
Investor Class 643 558
Advisor Class 4 4
I Class 2,009 670
Shares redeemed
Investor Class (9,945) (4,673)
Advisor Class (25) (24)
I Class (11,324) (3,784)
Increase in shares outstanding 3,437 9,074

T. ROWE PRICE Global High Income Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High Income Bond Fund (Investor Class), the Global High Income Bond Fund–Advisor Class (Advisor Class) and the Global
High Income Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Global High Income Bond Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global High Income Bond Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Global High Income Bond Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE Global High Income Bond Fund

valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 225,186 $ — $ 225,186
Bank Loans — 23,110 462 23,572
Convertible Preferred Stocks — 652 — 652
Short-Term Investments 7,922 — — 7,922
Total Securities 7,922 248,948 462 257,332
Forward Currency Exchange
Contracts — 62 — 62
Total $ 7,922 $ 249,010 $ 462 $ 257,394
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,484 $ — $ 1,484
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 62
Total $ 62
Liabilities
Foreign exchange derivatives Forwards $ 1,484
Total $ 1,484

T. ROWE PRICE Global High Income Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 7,652 $ — $ 7,652
Credit derivatives — (106) (106)
Total $ 7,652 $ (106) $ 7,546
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (873) $ — $ (873)
Credit derivatives — (4) (4)
Total $ (873) $ (4) $ (877)

T. ROWE PRICE Global High Income Bond Fund

net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2022, cash of $1,150,000 had been posted by the fund to counterparties for bilateral derivatives. As of December 31, 2022, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby

T. ROWE PRICE Global High Income Bond Fund

reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 22% and
27% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the

T. ROWE PRICE Global High Income Bond Fund

use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers

T. ROWE PRICE Global High Income Bond Fund

to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Global High Income Bond Fund

LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $155,958,000 and $122,160,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale and the character of net currency losses.

T. ROWE PRICE Global High Income Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts, and the recognition of market discount and premium amortization. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 25,987 $ 13,749
($000s)
Cost of investments $ 296,369
Unrealized appreciation $ 1,156
Unrealized depreciation (39,918)
Net unrealized appreciation (depreciation) $ (38,762)
($000s)
Overdistributed ordinary income $ (65)
Net unrealized appreciation (depreciation) (38,762)
Loss carryforwards and deferrals (32,782)
Total distributable earnings (loss) $ (71,609)

T. ROWE PRICE Global High Income Bond Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Global High Income Bond Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $810,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $136,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 04/30/24 04/30/24 04/30/24
(Waived)/repaid during the period ($000s) $(150) $(1) $(176)

T. ROWE PRICE Global High Income Bond Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global High Income Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global High Income Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global High Income Bond Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global High Income Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global High Income Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $10,046,000 from short-term capital gains.
For taxable non-corporate shareholders, $190,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $75,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $14,800,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Global High Income Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global High Income Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global High Income Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global High Income Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Global High Income Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit  Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582594
F36-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$36,495	$35,530
Audit-Related Fees	-	-
Tax Fees	-	4,217
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023